Educational Contents, Net (Details) - Schedule of Educational Contents Net - Educational contents [Member] - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
Educational Contents, Net (Details) - Schedule of Educational Contents Net [Line Items]
Produced educational contents	¥ 66,037,733	¥ 293,333,332
Licensed copyrights	219,658,471	3,243,382
Less: Accumulated amortization	(71,254,389)	(89,881,358)
Total	¥ 214,441,814	¥ 206,695,356